Securities - Contractual maturity of debt securities of HTM (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Held-to-Maturity Amortized Cost
Due in one year or less	$ 746
Due after one year through five years	2,517
Due after five years through ten years	1,494
Securities - held-to-maturity	5,166	$ 6,052
Held-to-Maturity Fair Value
Due in one year or less	748
Due after one year through five years	2,554
Due after five years through ten years	1,583
Fair Value	5,297	6,030
Mortgage-backed securities - residential
Held-to-Maturity Amortized Cost
Securities - held-to-maturity	409	458
Held-to-Maturity Fair Value
Fair Value	$ 412	$ 463